UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors, LLC (“Columbia”) served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund changed to MFS® Investment Grade Municipal Trust. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio management team. The fund’s new portfolio managers are Michael L. Dawson, who has been employed in the investment management area of MFS since 1998, and Geoffrey L. Schechter, who has been employed in the investment management area of MFS since 1993.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds – 142.7%

		Par ($)	Value ($)
Education – 6.5%
Education – 2.9%
FL Broward County Educational Facilities Authority	Nova Southeastern University, Series 2004 B, 5.500% 04/01/24	155,000	163,461

IL Chicago State University	Series 1998, Insured: MBIA 5.500% 12/01/23	1,085,000	1,244,680

PA Higher Education Facilities Authority	Philadelphia University, Series 2004 A, 5.125% 06/01/25	500,000	511,055

TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board	Meharry Medical College, Series 1996, Insured: AMBAC 6.000% 12/01/16	1,575,000	1,787,515

	Education Total		3,706,711

Prep School – 1.3%
IL Finance Authority	Chicago Charter School Foundation, Series 2007, 5.000% 12/01/36	750,000	761,910

KY Louisville & Jefferson County Metropolitan Government	Assumption High School, Inc., Series 2006, 5.000% 10/01/35	500,000	506,295

NH Business Finance Authority	Proctor Academy, Series 1998 A, 5.400% 06/01/17	340,000	346,572

	Prep School Total		1,614,777

Student Loan – 2.3%
CT Higher Education Supplemental Loan Authority	Series 2005 A, AMT, Insured: MBIA 4.250% 11/15/19	1,475,000	1,460,899

NE Nebhelp, Inc.	Series 1993 A-6, AMT, Insured: MBIA 6.450% 06/01/18	1,500,000	1,575,240

	Student Loan Total		3,036,139

Education Total			8,357,627

Health Care – 31.4%
Continuing Care Retirement – 12.5%
CA La Verne	Brethren Hillcrest Homes, Series 2003 B, 6.625% 02/15/25	350,000	380,719

CO Health Facilities Authority	Covenant Retirement Communities, Inc., Series 2005 B, 5.000% 12/01/16	860,000	883,977

CT Development Authority	Elim Park Baptist, Inc., Series 2003, 5.750% 12/01/23	250,000	263,697

FL Lee County Industrial Development Authority	Shell Point Village, Series 2007, 5.000% 11/15/29	300,000	299,994

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
FL St. John’s County Industrial Development Authority	Ponte Vedra, Inc., Series 2007, 5.000% 02/15/27	165,000	166,505

GA Fulton County	Canterbury Court Project, Series 2004 A, 6.125% 02/15/34	250,000	261,745
	Lenbrook Project, Series 2006 A, 5.000% 07/01/29	270,000	267,497

GA Savannah Economic Development Authority	Marshes of Skidaway, Series 2003 A, 7.400% 01/01/24	250,000	264,425

IL Finance Authority	Lutheran Senior Services, Series 2006, 5.125% 02/01/26	875,000	905,634
	Washington & Jane Smith Community:
	Series 2003 A, 7.000% 11/15/32	250,000	270,810
	Series 2005 A, 6.250% 11/15/35	500,000	526,765

IN Health & Educational Facilities Financing Authority	Baptist Homes of Indiana, Inc., Series 2005, 5.250% 11/15/35	500,000	515,125

MA Development Finance Agency	Loomis House, Inc., Series 1999 A, 5.625% 07/01/15	200,000	203,448

MD Baltimore County	Oak Crest Village, Inc., Series 2007A, 5.000% 01/01/27	500,000	507,590

MD Westminster Economic Development Authority	Carroll Lutheran Village, Inc., Series 2004 A, 5.875% 05/01/21	500,000	515,835

MI Kentwood Economic Development Corp.	Holland Home, Series 2006 A, 5.375% 11/15/36	500,000	508,700

MO Cole County Industrial Development Authority	St. John’s Lutheran Service, Series 2004, 5.500% 02/01/35	500,000	523,505

MT Facility Finance Authority	St. John’s Lutheran Ministries, Inc., Series 2006 A, 6.125% 05/15/36	200,000	208,056

NC Medical Care Commission	United Methodist Retirement Home, Inc., Series 2005 C, 5.250% 10/01/24	250,000	253,685

NJ Economic Development Authority	Lions Gate, Series 2005 A:
	5.750% 01/01/25	310,000	320,546
	5.875% 01/01/37	100,000	103,273
	Lutheran Social Ministries, Series 2005, 5.100% 06/01/27	250,000	251,183
	Marcus L. Ward Home, Series 2004, 5.750% 11/01/24	350,000	372,998

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
PA Bucks County Industrial Development Authority	Ann’s Choice, Inc., Series 2005 A, 6.125% 01/01/25	500,000	528,005

PA Chartiers Valley Industrial & Commercial Development Authority	Friendship Village/South, Series 2003 A, 5.250% 08/15/13	500,000	505,685

PA Delaware County Authority	Dunwoody Village, Series 2003 A, 5.375% 04/01/17	250,000	263,035

PA Montgomery County Industrial Development Authority	Whitemarsh Continuing Care Retirement Community, Series 2005:
	6.125% 02/01/28	200,000	211,028
	6.250% 02/01/35	300,000	316,176

SC Jobs Economic Development Authority	Wesley Commons, Series 2006, 5.300% 10/01/36	250,000	252,360

TN Johnson City Health & Educational Facilities Authority	Appalachian Christian Village, Series 2004 A, 6.250% 02/15/32	250,000	261,353

TN Shelby County Health Educational & Housing Facilities Board	Germantown Village, Series 2003 A, 7.250% 12/01/34	150,000	153,021
	Trezevant Manor, Series 2006 A, 5.750% 09/01/37	500,000	510,000

TX Abilene Health Facilities Development Corp.	Sears Methodist Retirement Center, Series 2003 A, 7.000% 11/15/33	500,000	539,510

TX Bexar County Health Facilities Development Corp.	Army Retirement Residence Foundation, Series 2007, 5.000% 07/01/33	760,000	765,958

TX Tarrant County Cultural Education Facilities	Northwest Senior Housing-Edgemere, Series 2006 A, 6.000% 11/15/36	250,000	264,767

VA Fairfax County Economic Development Authority	Goodwin House Inc., Series 2007, 5.125% 10/01/37	500,000	507,785

VA Suffolk Industrial Development Authority	Lake Prince Center, Series 2006, 5.300% 09/01/31	250,000	253,388

VA Virginia Beach Development Authority	Westminster-Canterbury of Hampton, Series 2005, 5.250% 11/01/26	300,000	306,942

VA Winchester Industrial Development Authority	Westminster-Canterbury, Series 2005 A, 5.300% 01/01/35	250,000	253,883

WI Health & Educational Facilities Authority	Eastcastle Place, Inc., Series 2004, 6.125% 12/01/34	150,000	152,730
	Milwaukee Catholic Home, Series 2006, 5.000% 07/01/26	1,000,000	1,016,020
	Three Pillars Senior Living Communities, Series 2003, 5.600% 08/15/23	300,000	311,520

	Continuing Care Retirement Total		16,148,878

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Health Services – 1.5%
CO Health Facilities Authority	National Jewish Medical & Research Center, Series 1998 B, 5.375% 01/01/29	250,000	251,843

LA Public Facilities Authority	Pennington Medical Foundation, Series 2006, 5.000% 07/01/21	1,000,000	1,018,970

MA Health & Educational Facilities Authority	Civic Investments, Inc., Series 2002 A, 9.000% 12/15/15	250,000	301,670

MN Minneapolis & St. Paul Housing & Redevelopment Authority	HealthPartners, Series 2006, 5.250% 05/15/23	325,000	336,004

	Health Services Total		1,908,487

Hospitals – 14.9%
AL Health Care Authority	Baptist Health, Series 2006 B, 5.000% 11/15/21	850,000	864,042

AR Washington County	Washington Regional Medical Center, Series 2005 B, 5.000% 02/01/30	400,000	404,544

CA Health Facilities Financing Authority	Catholic Healthcare West, Series 2004 I, 4.950% 07/01/26	200,000	208,478

CA Turlock	Emanuel Medical Center, Inc., Series 2004, 5.375% 10/15/34	500,000	517,015

CO Health Facilities Authority	Parkview Medical Center, Series 2004, 5.000% 09/01/25	250,000	253,193
	Vail Valley Medical Center, Series 2004, 5.000% 01/15/20	250,000	254,105

DE Health Facilities Authority	Beebe Medical Center, Series 2004 A, 5.000% 06/01/16	500,000	513,060

FL Hillsborough County Industrial Development Authority	Tampa General Hospital, Series 2006 G, 5.000% 10/01/21	400,000	409,564

FL Orange County Health Facilities Authority	Orlando Regional Healthcare System:
	Series 1996 C, Insured: MBIA 6.250% 10/01/13	720,000	806,378
	Series 1999 E, 6.000% 10/01/26	170,000	177,494

FL South Broward Hospital District	Series 2002, 5.625% 05/01/32	1,000,000	1,083,330

IL Southwestern Development Authority	Anderson Hospital:
	Series 1999, 5.375% 08/15/15	380,000	389,519
	Series 2006, 5.125% 08/15/36	1,000,000	1,014,050

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
IN Health & Educational Facility Financing Authority	Schneck Memorial, Series 2006 A, 5.250% 02/15/36	350,000	360,570

IN Health Facility Financing Authority	Community Foundation of Northwest Indiana, Inc., Series 2004 A, 6.000% 03/01/34	150,000	160,010

KS University Hospital Authority	Series 2006:
	4.500% 09/01/32	250,000	238,723
	5.000% 09/01/36	500,000	506,990

LA Public Facilities Authority	Touro Infirmary, Series 1999 A, 5.625% 08/15/29	500,000	512,080

MA Health & Educational Facilities Authority	Milford-Whitinsville Regional Hospital, Series 1998 C, 5.750% 07/15/13	500,000	516,305
	South Shore Hospital, Series 1999 F, 5.750% 07/01/29	1,000,000	1,040,860

MD Health & Higher Educational Facilities Authority	Adventist Health Care, Series 2003 A:
	5.000% 01/01/16	250,000	254,052
	5.750% 01/01/25	250,000	264,415

MI Hospital Finance Authority	Oakwood Obligated Group, Series 2003, 5.500% 11/01/18	400,000	421,152

MN St. Paul Housing & Redevelopment Authority	HealthEast, Inc.:
	Series 2001 A, 5.700% 11/01/15	250,000	256,225
	Series 2005, 5.150% 11/15/20	250,000	261,482

MN St. Paul Port Authority	Regions Hospital, Series 2007 1, 5.000% 08/01/36	675,000	666,785

MO Cape Girardeau County Industrial Development Authority	Southeast Missouri Hospital Association, Series 2003, 5.000% 06/01/27	575,000	582,682

MO Saline County Industrial Development Authority	John Fitzgibbon Memorial Hospital, Series 2005, 5.625% 12/01/35	500,000	504,765

MT Facilities Finance Authority	Montana’s Children’s Home and Hospital, Series 2005 B, 4.750% 01/01/24	250,000	251,573

NH Higher Educational & Health Facilities Authority	Catholic Medical Center, Series 2002 A, 6.125% 07/01/32	60,000	64,396
	The Memorial Hospital at North Conway, Series 2006, 5.250% 06/01/36	300,000	306,474

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
NY Dormitory Authority	Mount Sinai Hospital:
	Series 2000 C, 5.500% 07/01/26	300,000	303,726
	Series 2000, 5.500% 07/01/26	200,000	203,036

OH Lakewood	Lakewood Hospital Association, Series 2003, 5.500% 02/15/14	385,000	406,933

RI Health & Educational Building Corp.	Hospital Foundation, Lifespan Obligated Group, Series 2002, 6.375% 08/15/21	65,000	70,783

SC Jobs Economic Development Authority	Bon Secours-St. Francis Medical Center, Series 2002, 5.500% 11/15/23	500,000	520,750

SC Lexington County Health Services	Lexington Medical Center, Series 2003, 5.500% 11/01/23	500,000	523,890

SD Health & Educational Facilities Authority	Sioux Valley Hospital & Health System, Series 2004 A, 5.250% 11/01/34	250,000	260,422

TN Sullivan County Health Educational & Housing Facilities Board	Wellmont Health System, Series 2006 C, 5.250% 09/01/26	1,000,000	1,024,960

VA Augusta County Industrial Development Authority	Augusta Health Care, Inc., Series 2003, 5.250% 09/01/19	1,000,000	1,082,720

VT Educational & Health Buildings Financing Agency	Fletcher Allen Health Care, Series 2007 A, 4.750% 12/01/36	200,000	193,228

WI Health & Educational Facilities Authority	Aurora Health Care, Inc., Series 2003, 6.400% 04/15/33	175,000	192,491
	Fort Healthcare, Inc., Series 2004, 5.375% 05/01/18	385,000	401,794

	Hospitals Total		19,249,044

Intermediate Care Facilities – 0.5%
IL Development Finance Authority	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	450,000	462,591

MA Development Finance Agency	Evergreen Center, Inc., Series 2005, 5.000% 01/01/24	250,000	243,665

	Intermediate Care Facilities Total		706,256

Nursing Homes – 2.0%
AK Juneau	St. Ann’s Care Center, Inc., Series 1999, 6.875% 12/01/25	470,000	468,778

CO Health Facilities Authority	Evangelical Lutheran Good Samaritan Foundation, Series 2005, 5.000% 06/01/35	125,000	125,991

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Nursing Homes (continued)
DE Economic Development Authority	Churchman Village Project, Series 1991 A, 10.000% 03/01/21	810,000	806,946

PA Chester County Industrial Development Authority	Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	730,000	762,266

PA Delaware County Industrial Development Authority	Care Institute-Main Line LLC, Series 2005, 9.000% 08/01/31	540,000	429,230

	Nursing Homes Total		2,593,211

Health Care Total			40,605,876

Housing – 11.0%
Assisted Living/Senior – 1.2%
NC Medical Care Commission	DePaul Community Facilities, Inc., Series 1998, 6.125% 01/01/28	500,000	488,720

NY Suffolk County Industrial Development Agency	Gurwin Jewish Phase II, Series 2004, 6.700% 05/01/39	500,000	545,460

OR Clackamas County Hospital Facility Authority	Robison Jewish Home, Series 2005, 5.250% 10/01/27	500,000	502,640

	Assisted Living/Senior Total		1,536,820

Multi-Family – 6.2%
DC Housing Finance Agency	Henson Ridge, Series 2004 E, AMT, Insured: FHA 5.100% 06/01/37	500,000	506,645

FL Broward County Housing Finance Authority	Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	500,000	528,490

FL Capital Trust Agency	Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	375,000	390,326

FL Clay County Housing Finance Authority	Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	245,000	257,635

MA Housing Finance Agency	Series 2005 E, AMT, 5.000% 12/01/28	250,000	253,905

ME Housing Authority	Series 2005 A-2, AMT, 4.950% 11/15/27	500,000	498,715

MN Minneapolis Student Housing	Riverton Community Housing, Inc., Series 2006 A, 5.700% 08/01/40	250,000	251,525

MN White Bear Lake	Birch Lake Townhomes:
	Series 1989 A, AMT, 10.250% 07/15/19	775,000	735,087
	Series 1989 B, AMT, (a) 07/15/19	665,000	199,600

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)
NC Durham Housing Authority	Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	400,000	396,392

NC Medical Care Commission	ARC Project, Series 2004 A, 5.800% 10/01/34	655,000	703,870

NJ Middlesex County Improvement Authority	Student Housing Urban Renewal, Series 2004 A, 5.000% 08/15/18	300,000	312,120

NM Mortgage Finance Authority	Series 2005 E, AMT, Insured: FHA 4.800% 09/01/40	500,000	485,410

NY New York City Housing Development Corp.	Series 2005 F-1, 4.650% 11/01/25	500,000	505,540

OH Montgomery County	Heartland of Centerville LLC, Series 2005, AMT, Insured: FHLMC 4.950% 11/01/35	250,000	251,837

Resolution Trust Corp.	Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16(b)	227,741	225,844

WA Seattle Housing Authority	High Rise Rehabilitation Phase I LP, Series 2005, AMT, Insured: FSA 5.000% 11/01/25	500,000	503,735

WA Tacoma Housing Authority	Redwood, Series 2005, AMT, Guarantor: GNMA 5.050% 11/20/37	1,040,000	1,049,828

	Multi-Family Total		8,056,504

Single-Family – 3.6%
CO Housing & Finance Authority	Series 2000 B-2, AMT, 7.250% 10/01/31	65,000	68,953

IL Chicago	Series 2000 A, AMT, Guarantor: FNMA 7.150% 09/01/31	20,000	20,517

MA Housing Finance Agency	Series 2005 B, 5.000% 06/01/30	455,000	464,423

MN Minneapolis St. Paul Housing Finance Board	Series 2006, AMT, Guarantor: GNMA 5.000% 12/01/38	497,381	499,082

MT Board of Housing	Series 2005 A, AMT, 5.000% 06/01/36	955,000	958,915

ND Housing Finance Agency	Series 2006 A, AMT, 4.850% 07/01/21	500,000	504,175

OK Housing Finance Agency	Series 2006 C, AMT, Guarantor: GNMA 4.900% 09/01/21	705,000	713,058

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Single-Family (continued)
PA Pittsburgh Urban Redevelopment Authority	Series 2006 C, Guarantor: GNMA 4.800% 04/01/28	500,000	498,665

TN Housing Development Agency	Series 2007-1, AMT, 4.650% 07/01/27	1,000,000	968,980

	Single-Family Total		4,696,768

Housing Total			14,290,092

Industrials – 5.7%
Chemicals – 0.4%
TX Brazos River Harbor Navigation District	Dow Chemical Co., Series 2002 B-2, 4.950% 05/15/33	500,000	503,130

	Chemicals Total		503,130

Food Products – 1.1%
MI Strategic Fund	Imperial Holly Corp., Series 1998 C, AMT, 6.550% 11/01/25	250,000	255,548

NE Washington County WasteWater Facilities Authority	Cargill, Inc., Series 2002, AMT, 5.900% 11/01/27	1,000,000	1,082,370

	Food Products Total		1,337,918

Forest Products & Paper – 1.1%
AL Camden Industrial Development Board	Weyerhaeuser Co., Series 2003 B, AMT, 6.375% 12/01/24	275,000	300,303

AR Camden Environmental Improvement Authority	International Paper Co., Series 2004 A, AMT, 5.000% 11/01/18	500,000	508,340

FL Escambia County Environmental Improvement Revenue	International Paper Co., Series 2003 A, AMT, 5.750% 11/01/27	250,000	262,830

MS Lowndes County	Weyerhaeuser Co., Series 1992 B, 6.700% 04/01/22	325,000	390,347

	Forest Products & Paper Total		1,461,820

Manufacturing – 1.7%
MO Development Finance Board	Procter & Gamble Co., Series 1999, AMT, 5.200% 03/15/29	250,000	271,570

MS Business Finance Corp.	Northrop Grumman Ship Systems, Inc., Series 2006, 4.550% 12/01/28	2,000,000	1,969,260

	Manufacturing Total		2,240,830

Oil & Gas – 1.0%
NJ Middlesex County Pollution Control Authority	Amerada Hess Corp., Series 2004, 6.050% 09/15/34	175,000	188,640

NV Clark County Industrial Development Authority	Southwest Gas Corp., Series 2003 E, AMT, 5.800% 03/01/38	250,000	261,773

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Oil & Gas (continued)
TX Gulf Coast Industrial Development Authority	Citgo Petroleum, Series 1998, AMT, 8.000% 04/01/28	250,000	283,797

VI Virgin Islands Public Finance Authority	Hovensa LLC: Series 2003, AMT, 6.125% 07/01/22	200,000	217,976
	Series 2007, AMT, 4.700% 07/01/22	300,000	298,803

	Oil & Gas Total		1,250,989

Other Industrial Development Bonds – 0.4%
NJ Economic Development Authority	GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	500,000	542,550

	Other Industrial Development Bonds Total		542,550

Industrials Total			7,337,237

Other – 18.2%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	250,000	264,027

	Other Total		264,027

Pool/Bond Bank – 0.4%
OH Summit County Port Authority	Seville Project, Series 2005 A, 5.100% 05/15/25	475,000	478,387

	Pool/Bond Bank Total		478,387

Refunded/Escrowed(c) – 15.4%
CA Golden State Tobacco Securitization Corp.	Series 2003 A-1, Pre-refunded 06/01/13, 6.250% 06/01/33	750,000	820,837
	Series 2003 B, Pre-refunded 06/01/13, 5.500% 06/01/43	500,000	542,990

CA Lincoln Community Facilities District No. 2003-1	Series 2004, Pre-refunded 09/01/13, 5.550% 09/01/18	455,000	504,681

CO Highlands Ranch Metropolitan District No. 2	Series 1996, Escrowed to Maturity, Insured: CGIC 6.500% 06/15/11	725,000	795,934

FL Capital Projects Finance Authority	Glenridge on Palmer Ranch, Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	500,000	589,635

FL Lee County Industrial Development Authority	Shell Point Village, Series 1999 A, Pre-refunded 11/15/09, 5.500% 11/15/29	175,000	183,547

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(c) (continued)
FL Orange County Health Facilities Authority	Orlando Regional Health Care System:
	Series 1999 E, Pre-refunded 10/01/09, 6.000% 10/01/26	5,000	5,282
	Series 2002, Pre-refunded 12/01/12, 5.750% 12/01/32	150,000	162,999
	Orlando Regional Healthcare System, Series 1996 C, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/13	1,740,000	1,965,313

IL Development Finance Authority	Adventist Health System, Series 1999, Pre-refunded 11/15/09, 5.500% 11/15/20	900,000	942,228

IL Health Facilities Authority	Lutheran Senior Ministries, Series 2001 A, Pre-refunded 08/15/11, 7.375% 08/15/31	250,000	284,615
	Swedish American Hospital, Series 2000, Pre-refunded 05/15/10, 6.875% 11/15/30	500,000	540,720

KS University Hospital Authority	Jayhawk Primary Care, Series 2002, Pre-refunded 09/01/12, 5.625% 09/01/32	500,000	539,820

MA Development Finance Agency	Western New England College, Series 2002, Pre-refunded 12/01/12, 6.125% 12/01/32	315,000	350,784

MD Health & Higher Educational Facilities Authority	University of Maryland Medical System, Series 2000, Pre-refunded 07/01/10, 6.750% 07/01/30	250,000	273,178

MI Garden City School District	Series 2001, Insured: QSBLF, Pre-refunded 05/01/11, 5.500% 05/01/16	325,000	343,863

MN University of Minnesota	Series 1996 A, Escrowed to Maturity: 5.500% 07/01/21	2,000,000	2,262,840
	5.750% 07/01/14	500,000	555,445

MO Health & Educational Facilities Authority	Central Institute for the Deaf, Series 1999, Pre-refunded 01/01/10, Insured: RAD 5.850% 01/01/22	600,000	628,614

NC Municipal Power Agency	Catawba No. 1, Series 1986, Escrowed to Maturity, 5.000% 01/01/20	1,670,000	1,804,685

NH Health & Educational Facilities Authority	Catholic Medical Center, Series 2002 A, Pre-refunded 7/01/12, 6.125% 07/01/32	440,000	485,135

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(c) (continued)
NV Henderson	Catholic Healthcare West, Series 1999 A, Pre-refunded 07/01/10: 6.750% 07/01/20	500,000	545,285
	St. Rose Dominican Hospital, Series 1998 A, Pre-refunded 07/01/08: 5.375% 07/01/26	250,000	256,485

NY Convention Center Operating Corp.	Yale Building Project, Series 2003, Escrowed to Maturity, (a) 06/01/08	700,000	674,555

NY Dormitory Authority	North Shore-Long Island Jewish Medical Center, Series 2003, Pre-refunded 05/01/13, 5.500% 05/01/33	100,000	108,268

RI Health & Educational Building Corp.	Lifespan, Series 2002, Pre-refunded 08/15/12, 6.375% 08/15/21	435,000	484,599

TN Shelby County Health, Educational & Housing Facilities Board	Open Arms Development Centers: Series 1992 A, Pre-refunded 08/01/07, 9.750% 08/01/19	375,000	396,240
	Series 1992 C, Pre-refunded 08/01/07, 9.750% 08/01/19	380,000	401,523

TX Tech University	Series 1999, Insured: AMBAC, Pre-refunded 02/15/09, 5.000% 02/15/29	2,500,000	2,550,600

	Refunded/Escrowed Total		20,000,700

Tobacco – 2.2%
CA Golden State Tobacco Securitization Corp.	Series 2007 A-1, 5.750% 06/01/47	750,000	793,545

CA Tobacco Securitization Authority	San Diego County Tobacco, Series 2006, (a) 06/01/46	6,000,000	573,840

NY TSASC, Inc.	Series 2006 1, 5.125% 06/01/42	750,000	764,347

SC Tobacco Settlement Management Authority	San Diego County Tobacco, Series 2001 B, 6.375% 05/15/28	400,000	431,344

WI Badger Tobacco Asset Securitization Corp.	Series 2002, 6.375% 06/01/32	250,000	274,648

	Tobacco Total		2,837,724

Other Total			23,580,838

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other Revenue – 2.3%
Hotels – 0.6%
MA Boston Industrial Development Financing Authority	Crosstown Center Hotel, LLC, Series 2002, AMT, 6.500% 09/01/35	280,000	289,584

NJ Middlesex County Improvement Authority	Heldrich Associates LLC, Series 2005 B, 6.250% 01/01/37	500,000	527,375

	Hotels Total		816,959

Recreation – 1.7%
CA Cabazon Band Mission Indians	Series 2004: 8.375% 10/01/15(b)	100,000	105,296
	8.750% 10/01/19(b)	360,000	378,875

DC District of Columbia	Smithsonian Institute, Series 1997, 5.000% 02/01/28	1,000,000	1,012,210

NY Liberty Development Corp.	National Sports Museum, Series 2006 A, 6.125% 02/15/19(b)	250,000	260,485

OR Cow Creek Band Umpqua Tribe of Indians	Series 2006 C, 5.625% 10/01/26(b)	350,000	355,250

	Recreation Total		2,112,116

Other Revenue Total			2,929,075

Resource Recovery – 3.4%
Disposal – 1.6%
FL Lee County Solid Waste Systems	Series 2006 A, AMT, Insured: AMBAC 5.000% 10/01/17	1,500,000	1,582,290

OH Solid Waste	Republic Services, Inc., Series 2004, AMT, 4.250% 04/01/33	500,000	485,815

	Disposal Total		2,068,105

Resource Recovery – 1.8%
MA Industrial Finance Agency	Ogden Haverhill Associates, Series 1998 A, AMT, 5.450% 12/01/12	1,250,000	1,292,638

PA Delaware County Industrial Development Authority	American REF-Fuel Co., Series 1997 A, 6.100% 07/01/13	1,000,000	1,027,820

	Resource Recovery Total		2,320,458

Resource Recovery Total			4,388,563

Tax-Backed – 42.3%
Local Appropriated – 4.2%
CA Compton	Civic Center & Capital Improvements, Series 1997 A, 5.500% 09/01/15	500,000	511,525

CA Los Angeles County	Series 1999 A, Insured: AMBAC (a) 08/01/21	2,135,000	1,124,697

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
MN Andover Economic Development Authority Public Facility Lease Revenue	Andover Community Center, Series 2004, 5.000% 02/01/19	355,000	371,344

MN Andover Economic Development Authority	Series 2004, 5.000% 02/01/19	245,000	256,280

MN Hibbing Economic Development Authority	Series 1997, 6.400% 02/01/12	335,000	335,566

MO Development Finance Board	Eastland Center Project, Series 2007 A, 5.000% 04/01/21	570,000	586,929

MO St. Louis Industrial Development Authority	St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	300,000	186,396

SC Berkeley County School District	Series 2003, 5.000% 12/01/28	500,000	514,240

SC Dorchester County School District No. 2	Series 2004, 5.250% 12/01/29	250,000	262,473

SC Lancaster Educational Assistance Program	Lancaster County School District, Series 2004, 5.000% 12/01/26	550,000	563,821

SC Laurens County School District No. 55	Series 2005, 5.250% 12/01/30	350,000	367,363

SC Newberry County School District	Series 2005, 5.000% 12/01/30	350,000	358,768

	Local Appropriated Total		5,439,402

Local General Obligations – 10.3%
CA Modesto High School District	Series 2002 A, Insured: FGIC (a) 08/01/19	1,350,000	796,891

CA Pomona Unified School District	Series 2000 A, Insured: MBIA 6.450% 08/01/22	1,000,000	1,239,690

CA West Contra Costa Unified School District	Series 2001 B, Insured: MBIA 6.000% 08/01/24	250,000	300,185

CO Highlands Ranch Metropolitan District No. 2	Series 1996, Insured: CGIC 6.500% 06/15/11	650,000	713,850

IL Chicago	Series 1996 A-2, Insured: AMBAC 6.250% 01/01/14	1,480,000	1,671,009
	Series 1999, Insured: FGIC 5.500% 01/01/23	1,000,000	1,141,350

IL Hoffman Estates Park District	Series 2004, 5.000% 12/01/16	500,000	522,560

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations (continued)
IL St. Clair County	Series 1997 B, Insured: FGIC (a) 12/01/13	2,000,000	1,534,300
	Series 1999, Insured: FGIC (a) 10/01/16	2,000,000	1,347,260

IL Will County School District No. 17	Series 2001, Insured: AMBAC 8.500% 12/01/15	1,400,000	1,845,690

MI St. John’s Public School	Series 1998, Insured: FGIC 5.100% 05/01/25	1,000,000	1,100,520

NY New York City	Series 2003 J, 5.500% 06/01/18	500,000	536,625

TX Dallas County Flood Control District	Series 2002, 7.250% 04/01/32	500,000	531,280

	Local General Obligations Total		13,281,210

Special Non-Property Tax – 7.1%
FL Tampa Sports Authority	Series 1995, Insured: MBIA 5.750% 10/01/25	1,000,000	1,178,170

IL Bolingbrook	Series 2005, (a) 01/01/24(d) (6.250% 01/01/08)	250,000	249,875

KS Wyandotte County	Series 2005 B, 5.000% 12/01/20	100,000	103,428

NJ Economic Development Authority	Series 2004, 5.750% 06/15/29	500,000	537,120

NM Dona Ana County	Series 1998, Insured: AMBAC 5.500% 06/01/15	1,000,000	1,104,140

NY Local Government Assistance Corp.	Series 1993 E, 5.000% 04/01/21	3,000,000	3,223,800

NY New York City Transitional Finance Authority	Series 1998 A, 5.000% 11/15/26	1,960,000	2,029,913

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2006 B, 5.000% 07/01/26	750,000	775,980

	Special Non-Property Tax Total		9,202,426

Special Property Tax – 5.6%
CA Huntington Beach Community Facilities District	Series 2001-1, 6.450% 09/01/31	300,000	320,412

CA Oakdale Public Financing Authority	Series 2004, 5.375% 06/01/33	500,000	521,750

FL Celebration Community Development District	Series 2003 A, 6.400% 05/01/34	235,000	252,141

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
FL Double Branch Community Development District	Series 2002 A, 6.700% 05/01/34	320,000	353,171

FL Seven Oaks Community Development District II	Series 2004 A, 5.875% 05/01/35	475,000	486,733
	Series 2004 B, 5.000% 05/01/09	165,000	164,667

FL West Villages Improvement District	Series 2006, 5.500% 05/01/37	500,000	494,185

FL Westridge Community Development District	Series 2005, 5.800% 05/01/37	500,000	502,060

GA Atlanta	Series 2005 A, AMT, 5.625% 01/01/16	400,000	411,400

IA Coralville Urban Renewal Revenue	Series 2007 C, 5.125% 06/01/39	500,000	505,265

IL Chicago	Pilsen Redevelopment, Series 2004 B, 6.750% 06/01/22	610,000	657,775

IL Du Page County Special Service Area No. 31	Series 2006, 5.400% 03/01/16	250,000	257,903

IL Lincolnshire Special Services Area No. 1	Sedgebrook Project, Series 2004, 6.250% 03/01/34	225,000	237,071

IL Plano Special Service Area No. 4	Series 2005 5-B, 6.000% 03/01/35	750,000	752,662

IL Volo Village Special Service Area No. 3	Series 2006-1, 6.000% 03/01/36	250,000	254,730

IN Portage	Series 2006, 5.000% 01/15/27	105,000	106,067

MO Fenton	Tax Increment Revenue, Series 2006, 4.500% 04/01/21	460,000	460,124

MO Riverside	Tax Increment Revenue, Series 2004, 5.250% 05/01/20	500,000	514,655

	Special Property Tax Total		7,252,771
State Appropriated – 11.5%
AZ Game & Fish Department & Commission	Series 2006, 5.000% 07/01/26	900,000	930,501

IN Office Building Commission	Series 1995 B, Insured: AMBAC 6.250% 07/01/16	2,820,000	3,220,835

KY Property & Buildings Commission	Series 2001, 5.500% 11/01/14	455,000	484,261

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State Appropriated (continued)
NY Dormitory Authority	Series 1993 A, 5.750% 07/01/18	5,000,000	5,564,600
	State University, Series 2000 C, Insured: FSA 5.750% 05/15/17	1,000,000	1,137,780

NY Urban Development Corp.	Series 1995, 5.600% 04/01/15	1,000,000	1,083,980

UT Building Ownership Authority	Series 1998, Insured: FSA 5.500% 05/15/19	1,750,000	1,939,735

WV Building Commission	Series 1998 A, Insured: AMBAC 5.375% 07/01/18	500,000	550,220

	State Appropriated Total		14,911,912

State General Obligations – 3.6%
CA State	Series 1995, 5.750% 03/01/19	70,000	70,269

MA State	Series 1998 C, 5.250% 08/01/17	1,000,000	1,097,210

PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 1995, Insured: MBIA:
	6.250% 07/01/12	1,000,000	1,109,810
	6.250% 07/01/13	750,000	845,032

PR Commonwealth of Puerto Rico	Series 2001, Insured: FSA 5.500% 07/01/17	1,000,000	1,120,780
	Series 2004 A, 5.000% 07/01/30	415,000	429,272

	State General Obligations Total		4,672,373

Tax-Backed Total			54,760,094

Transportation – 8.6%
Air Transportation – 2.3%
IN Indianapolis Airport Authority	Fed Ex Corp., Series 2004, AMT, 5.100% 01/15/17	250,000	260,883

NC Charlotte/Douglas International Airport	US Airways, Inc., Series 2000, AMT, 7.750% 02/01/28	500,000	538,910

NJ Economic Development Authority	Continental Airlines, Inc., Series 1999, AMT, 6.250% 09/15/19	500,000	517,065

NY New York City Industrial Development Agency	Terminal One Group Association LP, Series 2005, AMT, 5.500% 01/01/21	250,000	268,362

NY Port Authority of New York & New Jersey	JFK International Air Terminal LLC, Series 1997, AMT, Insured: MBIA 6.250% 12/01/08	1,000,000	1,034,210

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Air Transportation (continued)
TX Houston Industrial Development Corp.	United Parcel Service, Series 2002, AMT, 6.000% 03/01/23	355,000	373,435

	Air Transportation Total		2,992,865

Airports – 1.6%
MA Port Authority	Series 1999 C, 5.750% 07/01/29(b)(e)	2,000,000	2,111,800

	Airports Total		2,111,800

Toll Facilities – 2.3%
CA Foothill/Eastern Transportation Corridor Agency	Series 1995 A, 5.000% 01/01/35(f)	1,000,000	1,015,880

CA San Joaquin Hills Transportation Corridor Agency	Series 1997 A, Insured: MBIA (a) 01/15/15	2,000,000	1,465,660

CO Northwest Parkway Public Highway Authority	Series 2001 D, 7.125% 06/15/41	500,000	537,025

	Toll Facilities Total		3,018,565

Transportation – 2.4%
IL Regional Transportation Authority	Series 1994 C, Insured: FGIC 7.750% 06/01/20	1,000,000	1,342,040

NV Department of Business & Industry	Las Vegas Monorail Co., Series 2000: 7.375% 01/01/30	250,000	262,970
	7.375% 01/01/40	250,000	262,360

OH Toledo-Lucas County Port Authority	Series 1992, 6.450% 12/15/21	1,000,000	1,201,640

	Transportation Total		3,069,010

Transportation Total			11,192,240

Utilities – 13.3%
Independent Power Producers – 1.5%
NY Suffolk County Industrial Development Agency	Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	550,000	545,435

OR Western Generation Agency	Wauna Cogeneration Project, Series 2006 B, AMT, 5.000% 01/01/16	500,000	509,665

PA Carbon County Industrial Development Authority	Panther Creek Partners, Series 2000, AMT, 6.650% 05/01/10	100,000	104,271

PA Economic Development Financing Authority	Colver Project, Series 2005, AMT, 5.125% 12/01/15	425,000	429,279

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Independent Power Producers (continued)
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities	AES Project, Series 2000, AMT, 6.625% 06/01/26	320,000	345,085

	Independent Power Producers Total		1,933,735

Investor Owned – 11.0%
CA Chula Vista Industrial Development Authority	San Diego Gas & Electric Co., Series 1996 B, AMT, 5.500% 12/01/21	625,000	679,219

FL Polk County Industrial Development Authority	Tampa Electric Co., Series 1996, AMT, 5.850% 12/01/30	500,000	509,995

IN Petersburg	Indianapolis Power & Light Co., Series 1993 B, Insured: MBIA 5.400% 08/01/17	2,500,000	2,756,900

MI Strategic Fund	Detroit Edison Co., Series 1998 A, AMT, Insured: MBIA 5.550% 09/01/29	3,000,000	3,136,890

MS Business Finance Corp.	Systems Energy Resources, Inc. Project, Series 1998, 5.875% 04/01/22	1,000,000	1,002,390

MT Forsyth	Northwestern Corp., Series 2006, Insured: AMBAC 4.650% 08/01/23	500,000	510,835
	Portland General, Series 1998 A, 5.200% 05/01/33	150,000	152,946

NH Business Finance Authority	Public Service Co., Series 2006 B, AMT, Insured: MBIA 4.750% 05/01/21	250,000	252,830

NV Clark County Industrial Development Authority	Nevada Power Co.:
	Series 1995 B, AMT, 5.900% 10/01/30	250,000	250,648
	Series 1997 A, AMT, 5.900% 11/01/32	250,000	250,495

OH Air Quality Development Authority	Cleveland Electric Illuminating Co., Series 2002 A, 6.000% 12/01/13	650,000	662,759

PA Economic Development Financing Authority	Reliant Energy, Inc., Series 2001 A, AMT, 6.750% 12/01/36	200,000	220,806

TX Brazos River Authority	TXU Energy Co., LLC:
	Series 1999, AMT, 7.700% 04/01/33	250,000	283,227
	Series 2001 C, AMT, 5.750% 05/01/36	100,000	102,491
	Series 2003 C, AMT, 6.750% 10/01/38	270,000	294,230

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Investor Owned (continued)
TX Matagorda County Navigation District No. 1	Centerpoint Energy, Inc., Series 1997, AMT, Insured: AMBAC 5.125% 11/01/28	2,000,000	2,147,680

WY Campbell County	Black Hills Power, Inc., Series 2004, 5.350% 10/01/24	500,000	521,070

WY Converse County	PacifiCorp, Series 1988, 3.900% 01/01/14	500,000	481,815

	Investor Owned Total		14,217,226

Joint Power Authority – 0.7%
NC Eastern Municipal Power Agency	Series 2003 F, 5.500% 01/01/16	285,000	302,676

NC Municipal Power Agency	Catawba Electric No. 1, Series 1998 A, Insured: MBIA 5.500% 01/01/15	640,000	702,240

	Joint Power Authority Total		1,004,916

Water & Sewer – 0.1%
MS V Lakes Utility District	Series 1994, 8.250% 07/15/24(g)	135,000	81,000

	Water & Sewer Total		81,000

Utilities Total			17,236,877
	Total Municipal Bonds (Cost of $177,388,686)		184,678,519

Municipal Preferred Stocks – 2.1%

Housing – 2.1%
Multi-Family – 2.1%
Charter Mac Equity Issuer Trust	AMT, 6.300% 04/30/19(b)	500,000	555,840
	Series 2000, AMT, 7.600% 11/30/10(b)	500,000	546,610

GMAC Municipal Mortgage Trust	AMT, 5.600% 10/31/39(b)	500,000	523,495

Munimae TE Bond Subsidiary LLC	Series 2005 C-3, AMT, 5.500% 11/29/49(b)	1,000,000	1,030,440

	Multi-Family Total		2,656,385

Housing Total			2,656,385
	Total Municipal Preferred Stocks (Cost of $2,500,000)		2,656,385

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	4,469	4,469

	Total Investment Company (Cost of $4,469)		4,469

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

		Par ($)	Value ($)
Short-Term Obligations – 0.5%
Variable Rate Demand Notes (h) – 0.5%
FL Collier County Health Facilities Authority	Cleveland Clinic Health System, Series 2003 C-1, LOC: JPMorgan Chase Bank 3.870% 01/01/35	100,000	100,000

FL Pinellas County Health Facility Authority	All Childrens Hospital, Series 1985, SPA: Wachovia Bank N.A. 3.900% 12/01/15	300,000	300,000

WY Uinta County	Chevron Corp., Series 1993, 3.900% 08/15/20	200,000	200,000

	Variable Rate Demand Notes Total		600,000

	Total Short-Term Obligations (Cost of $600,000)		600,000

	Total Investments – 145.3% (Cost of $180,493,155)(i)		187,939,373

	Auction Preferred Shares at Redemption Value – (46.4)%		(60,000,000)
	Other Assets & Liabilities, Net – 1.1%		1,365,842

	Net Assets – 100.0%		129,305,215

Notes to Investment Portfolio:

(a)	Zero coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, except for the following, amounted to $6,093,935, which represents 4.7% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$227,741	$232,276	$225,844

(c)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.
(e)	Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Trust acquired the residual interest. This security serves as collateral in the transaction.
(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At May 31, 2007, the total market value of securities pledged amounted to $780,196.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of this security represents 0.1% of net assets.
(h)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2007.

(i)	Cost for federal income tax purposes is $180,143,585.

At May 31, 2007, the Trust held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Bonds	16	$1,810,073	$1,746,500	Jun-2007	$63,573
U.S. Treasury Notes	51	5,511,858	5,425,922	Jun-2007	85,936

					$149,509

See Accompanying Notes to Financial Statements.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

At May 31, 2007, the Trust held the following interest rate swap contracts:

Notional Amount	Effective Date	Expiration Date	Counter- party	Receive (Pay)	Fixed Rate	Variable Rate	Unrealized Appreciation
$10,000,000	05/07/07	08/09/07	JPMorgan Chase Bank	Pay	3.669%	BMA Index	$129,325

At May 31, 2007, the Trust had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts and delayed delivery settlements.

At May 31, 2007, the composition of the investment portfolio by revenue source is as follows:

	% of Net Assets
Tax-Backed	42.3
Healthcare	31.4
Other	18.2
Utilities	13.3
Housing	13.1
Transportation	8.6
Education	6.5
Industrials	5.7
Resource Recovery	3.4
Other Revenue	2.3

	144.8
Investment Company	0.0	*
Short-Term Obligations	0.5
Auction Preferred Shares at Redemption Value	(46.4)
Other Assets & Liabilities, Net	1.1

	100.0

*	Rounds to less than 0.1%

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
UT	Unlimited Tax
VA	Veterans Administration

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	180,493,155

	Investments, at value	187,939,373
	Cash	73,571
	Receivable for:
	Interest	2,927,560
	Futures variation margin	5,578
	Net unrealized appreciation on swap contracts	129,325
	Deferred Trustees’ compensation plan	22,173

	Total Assets	191,097,580

Liabilities	Payable for:
	Floating rate notes	1,006,420
	Distributions—common shares	540,923
	Distributions—preferred shares	18,988
	Interest expense and fees	16,771
	Investment advisory fee	99,285
	Pricing and bookkeeping fees	18,809
	Trustees’ fees	2,019
	Custody fee	1,111
	Preferred shares remarketing commissions	1,234
	Chief compliance officer expenses	1,112
	Deferred Trustees’ compensation plan	22,173
	Other liabilities	63,520

	Total Liabilities	1,792,365

Auction Preferred Shares	2,400 shares issued and outstanding at $25,000 per share	60,000,000

	Net Assets Attributable to Common Shares	129,305,215

Composition of Net Assets Applicable to Common Shares	Paid-in capital–common shares	126,993,093
	Undistributed net investment income	357,481
	Accumulated net realized loss	(5,770,411)
	Net unrealized appreciation on:
	Investments	7,446,218
	Swap contracts	129,325
	Futures contracts	149,509

	Net assets at value applicable to 11,509,000 of common shares of beneficial interest outstanding	129,305,215

	Net asset value per common share	$11.24

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial Investment Grade Municipal Trust

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	5,170,135
	Dividends	3,791

	Total Investment Income	5,173,926

Expenses	Investment advisory fee	619,223
	Transfer agent fee	22,064
	Pricing and bookkeeping fees	54,102
	Trustees’ fees	9,362
	Preferred shares remarketing commissions	74,880
	Custody fee	4,454
	Chief compliance officer expenses	3,313
	Other expenses	61,484

	Total Operating Expenses	848,882
	Interest expense and fees	20,356

	Total Expenses	869,238
	Fees and expenses waived or reimbursed by Investment Advisor	(19,053)
	Custody earnings credit	(1,218)

	Net Expenses	848,967

	Net Investment Income	4,324,959

Net Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts	Net realized gain on:
	Investments	364,786
	Futures contracts	49,312

	Net realized gain	414,098

	Net change in unrealized appreciation (depreciation) on:
	Investments	(4,146,311)
	Swap contracts	213,279
	Futures contracts	174,506

	Net change in unrealized depreciation	(3,758,526)

	Net Loss	(3,344,428)

	Net Increase Resulting from Operations	980,531

Less Distributions Declared to Preferred Shareholders	From net investment income	(1,092,779)

	Net Decrease Resulting from Operations Applicable to Common Shares	(112,248)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial Investment Grade Municipal Trust

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	4,324,959	8,679,249
	Net realized gain (loss) on investments and futures contracts	414,098	(21,201)
	Net change in unrealized appreciation (depreciation) on investments, swap contracts and futures contracts	(3,758,526)	4,288,988

	Net Increase Resulting from Operations	980,531	12,947,036

Less Distributions Declared to Preferred Shareholders	From net investment income	(1,092,779)	(2,010,998)

	Increase (Decrease) Resulting from Operations Applicable to Common Shares	(112,248)	10,936,038

Less Distributions Declared to Common Shareholders	From net investment income	(3,245,539)	(6,675,221)

	Total Increase (Decrease) Resulting from Operations Applicable to Common Shares	(3,357,787)	4,260,817

Net Assets Applicable to Common Shares	Beginning of period	132,663,002	128,402,185
	End of period (including undistributed net investment income of $357,481 and $370,840, respectively)	129,305,215	132,663,002

Number of Trust Shares	Common Shares:
	Outstanding at end of period	11,509,000	11,509,000

	Preferred Shares:
	Outstanding at end of period	2,400	2,400

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial Investment Grade Municipal Trust

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

	(Unaudited) Six Months Ended May 31, 2007		Year Ended November 30,
			2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$11.53		$11.16		$11.14		$11.47	$11.04	$11.06

Income from Investment Operations:
Net investment income (a)	0.38		0.75		0.75		0.74	0.74	0.78
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.29)		0.37		0.05		(0.33)	0.42	(0.05)

Total from Investment Operations	0.09		1.12		0.80		0.41	1.16	0.73

Less Common Share Equivalent of Distributions Declared to Preferred Shareholders:
From net investment income	(0.10)		(0.17)		(0.12)		(0.06)	(0.05)	(0.08)

Total from Investment Operations Applicable to Common Shareholders	(0.01)		0.95		0.68		0.35	1.11	0.65

Less Distributions Declared to Common Shareholders:
From net investment income	(0.28)		(0.58)		(0.66)		(0.68)	(0.68)	(0.67)

Net Asset Value, End of Period	$11.24		$11.53		$11.16		$11.14	$11.47	$11.04

Market price per share–common shares	$10.91		$10.73		$10.40		$10.01	$10.63	$10.09

Total return–based on market value–common shares (b)	4.29	%(c)	8.96%		10.68%		0.64%	12.48%	(1.10)%

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (d)(e)	1.27	%(f)	1.31%		1.30%		1.29%	1.31%	1.28%
Interest and fee expense (e)	0.02	%(f)(g)	0.03	%(g)	—		—	—	—
Net expenses (d)(e)	1.29	%(f)	1.34%		1.30%		1.29%	1.31%	1.28%
Net investment income before preferred stock dividend (d)(e)	6.62	%(f)	6.71%		6.64%		6.55%	6.57%	7.06%
Net investment income after preferred stock dividend (d)(e)	4.54	%(f)	5.15%		5.61%		6.06%	6.12%	6.38%
Waiver/reimbursement (e)	0.03	%(f)	0.03%		—	%(h)	—	—	—
Portfolio turnover rate	17	%(c)	34%		16%		15%	13%	10%
Net assets, end of period (000’s)–common shares	$129,305		$132,663		$128,402		$128,157	$131,966	$127,050

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)	Not annualized

(d)	The benefits derived from custody credits had an impact of less than 0.01%.

(e)	Ratios reflect average net assets available to common shares only.

(f)	Annualized

(g)	Interest and fee expense relates to the liability for Floating-Rate Notes issued in conjunction with Inverse Floater Securities transactions.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Asset Coverage Requirements – Colonial Investment Grade Municipal Trust

	Total Amount of Auction Preferred Shares Outstanding	Asset Coverage Per Share*	Involuntary Liquidating Preference Per Share**	Average Market Value Per Share
05/31/07***	$60,000,000	$78,877	$25,008	$25,000
11/30/06	60,000,000	80,276	25,007	25,000
11/30/05	60,000,000	78,501	25,004	25,000
11/30/04	60,000,000	78,399	25,001	25,000
11/30/03	60,000,000	79,986	25,004	25,000
11/30/02	60,000,000	77,937	25,000	25,000

*	Calculated by subtracting the Trust’s total liabilities from the Trust’s total assets and dividing the amount by the number of Auction Preferred Shares outstanding.

**	Includes accrued but unpaid distributions to Auction Preferred Shareholders.

***	Unaudited.

Notes to Financial Statements – Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial Investment Grade Municipal Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company. Effective June 29, 2007, the Trust’s name changed to MFS Investment Grade Municipal Trust.

Investment Goal

The Trust seeks as high a level of after-tax return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

Trust Shares

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 2,400 Auction Preferred Shares (“APS”).

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Trust’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Floating-Rate Notes Issued in Conjunction with Securities Held

The Trust may sell a fixed-rate bond (“Fixed-Rate Bond”) to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes (“Floating-Rate Notes”) that are sold to third parties. The

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Floating-Rate Notes have interest rates that reset weekly and the holders of the Floating-Rate Notes have the option to tender their notes to the broker at par at each reset date. A residual certificate (an “Inverse Floater”), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose vehicle. The Inverse Floater also gives the holder the right to cause the Floating-Rate Note to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose vehicle. In certain transactions, the Trust ultimately receives the Inverse Floater plus cash equivalent to the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Trust physically holds the Inverse Floater, the transaction is accounted for as a secured borrowing pursuant to Statement of Financial Accounting Standard No. 140. Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SFAS 140”), because of its unilateral right to cause the liquidation of the special-purpose vehicle and recover the Fixed-Rate Bond it originally sold to the broker. In accordance with SFAS 140, the Trust includes the Fixed-Rate Bond in its Portfolio of Investments and recognizes the Floating-Rate Notes as a liability on its Statement of Assets and Liabilities.

Futures Contracts

The Trust may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by the Trust’s investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Swap Contracts

The Trust may engage in swap transactions such as interest rate and total return swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Federal Income Tax Status

The Trust intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date and are generally declared and paid monthly. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2007, was 3.85%. For the six months ended May 31, 2007, the Trust declared dividends to Auction Preferred shareholders amounting to $1,092,779, representing an average dividend rate of 3.65% per APS on an annualized basis.

Indemnification

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown because this would involve future claims against the Trust. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Trust expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for discount accretion/premium amortization on debt securities and market discount reclassifications.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Distributions paid from:
Tax-Exempt Income	$8,656,146
Ordinary Income *	30,073

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$618,639	$—	$11,928,123

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$12,112,159
Unrealized depreciation	(4,316,371)
Net unrealized appreciation	$7,795,788

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$107,459
2010	1,238,884
Total	$1,346,343

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Capital loss carryforwards of $436,281 were utilized during the year ended November 30, 2006 for the Trust.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2006, post-October capital losses of $526,181 attributed to security transactions were deferred to December 1, 2006.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Trust, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Trust’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), was the investment advisor to the Trust for the six months ended May 31, 2007 and provided administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust’s average weekly net assets, including assets applicable to the APS.

Columbia voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.02% of the Trust’s average weekly net assets, including assets applicable to the APS. Columbia, at its discretion, was able to revise or discontinue this arrangement any time.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Trust. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Trust. Under the State Street Agreements, the Trust pays State Street an annual fee of $38,000 paid monthly. In addition, the Trust pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Trust for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket fees and charges). The Trust also reimbursed State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Trust entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Trust reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Trust also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amount paid and payable to affiliates by the Trust under these agreements were $12,584 and $1,518, respectively.

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.057% of the Trust’s average daily net assets.

Custody Credits

During the period covered by this report, the Trust had an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Trust during the period covered by this report were employees of Columbia or its affiliates and, with the exception of the Trust’s Chief Compliance Officer, received no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other funds managed by Columbia pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Trust’s former Trustees participated in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $31,846,493 and $31,949,077, respectively.

At May 31, 2007, the Trust held an Inverse Floater related to the following security:

Par
MA Port Authority, Series 1999 C, 5.75%, 07/01/29	$2,000,000

against which has been issued $1,000,000 par of Floating Rate Notes bearing interest at a rate of 4.637%. Interest paid on the Floating Rate Notes during the six months ended May 31, 2007 was at an average rate of 4.038%. The Trust’s physical holding at May 31, 2007 was an Inverse Floater of $1,000,000 par, market value of $1,105,380, bearing interest at a rate of 6.863% and exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 6. Preferred Shares

The Trust currently has outstanding 2,400 APS. The APS have a liquidation preference of $25,000 per APS plus accumulated but unpaid dividends and have certain class specific preferences over the common shares. The dividend rate on the APS is set, typically every seven days, through an auction process. Dividends on the APS are cumulative. Each holder of the APS is entitled to one vote per APS. Unless otherwise required by law or under the terms of the bylaws, each holder of APS has the same voting rights as common shareholders and will vote together with common shareholders as a single class. The holders of APS, voting as a separate class, have the right to: (a) elect at least two Trustees, (b) elect a majority of the Trustees at any time when dividends on the APS are due and unpaid for two full years, and (c) vote on certain matters affecting the rights of the APS.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS agreement and in accordance with the guidelines prescribed by the APS’ rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2007, there were no such restrictions on the Trust.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust’s insurers is rated Aaa by Moody’s Investors Service, Inc. At May 31, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Trust were as follows:

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

Insurer	% of Total Investments
MBIA Insurance Corp.	16.3%
AMBAC Assurance Corp.	14.1

Geographic Concentration

The Trust had greater than 5% of its total investments at May 31, 2007 invested in debt obligations issued by the states of California, Florida, Illinois, and New York, and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Tax Development Risk

The Trust purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. Shareholders of the Trust may be required to file amended tax returns as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Trust held in June 2007, the shareholders, among other things, approved a new advisory agreement between MFS and

Colonial Investment Grade Municipal Trust

May 31, 2007 (Unaudited)

the Trust and elected twelve new Trustees. Upon the Closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Trust was terminated, the Trust was removed from the existing service agreements among the Trust, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Trust (for investment advisory and administrative services); (b) State Street Bank and the Trust (for custody, fund accounting and securities lending services); and (c) Computershare, Trust Company, N.A. and the Trust (for transfer agency services) became effective. Also upon the Closing: (i) the Trust changed its name to MFS Investment Grade Municipal Trust; and (ii) the then-serving Trustees and officers of the Trust resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Trust. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Trust for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan

Colonial Investment Grade Municipal Trust

Pursuant to the Trust’s Dividend Reinvestment Plan (the “Plan”), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the “Plan Agent”) unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Trust. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Trust. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

–	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

–	the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

–	so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the Annual Meeting of Shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Trust (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with Massachusetts Financial Services Company, Inc. (“MFS”); (ii) the election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Board of Trustees of the Trust withdrew a proposal to approve an amended and restated declaration of trust because of a technical error in the form of declaration of trust included in the proxy statement for the Meeting. On April 10, 2007, the record date for the Meeting, the Trust had 11,509,000 common shares and 2,400 preferred shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
5,660,449	130,691	181,549	2,012,975

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	7,765,043	222,262
Lawrence H. Cohn	7,762,984	224,320
David H. Gunning	7,765,043	222,262
William R. Gutow	7,764,135	223,170
Michael Hegarty	7,762,883	224,422
Robert J. Manning	7,760,414	226,890
Lawrence T. Perera	7,762,001	225,303
Robert C. Pozen	7,764,409	222,895
Dale Sherratt	7,762,621	224,684
Robert W. Uek	7,766,543	220,761

The holders of preferred shares elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
J. Atwood Ives	1,944	4
Laurie J. Thomsen	1,944	4

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
William E. Mayer	7,638,129	349,176
John J. Neuhauser	7,770,439	216,866
Thomas C. Theobald	7,770,864	216,441

The holders of preferred shares re-elected the following Trustees:

	For	Withheld
Douglas A. Hacker	1,944	4
Thomas E. Stitzel	1,944	4

The terms of office of Janet Langford Kelly, Richard W. Lowry, Charles R. Nelson, Patrick J. Simpson and Anne-Lee Verville continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report

Colonial Investment Grade Municipal Trust

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the trust.

A description of the trust’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-637-2304. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the SEC’s website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.mfs.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications — As required, on June 26, 2007, the trust submitted to the New York Stock Exchange (“NYSE”) the annual certification of the trust’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The trust also has included the certifications of the trust’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust’s Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

Please consider the investment objectives, risks, charges and expenses for the trust carefully before investing.

ITEM 2.	CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Investment Grade Municipal Trust (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey L. Schechter	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Michael L. Dawson	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund’s portfolio managers as of June 29, 2007. The following dollar ranges apply:

N.	None
A.	$1 - $10,000
B.	$10,001 - $50,000
C.	$50,001 - $100,000
D.	$100,001 - $500,000
E.	$500,001 - $1,000,000
F.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Geoffrey L. Schechter	N
Michael L. Dawson	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Geoffrey L. Schechter	13	$7.1 billion	1	$231.5 million	0	N/A
Michael L. Dawson	17	$2.7 billion	0	N/A	0	N/A

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Registrant Purchases of Equity Securities*

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 – 12/31/06	5,848	$10.80	5,848	N/A
1/1/07 – 1/31/07	5,811	$10.85	5,811	N/A
2/1/07 – 2/28/07	5,677	$11.09	5,677	N/A
3/1/07 – 3/31/07	5,613	$11.10	5,613	N/A
4/1/07 – 4/30/07	5,691	$11.27	5,691	N/A
5/1/07 – 5/31/07	5,700	$11.22	5,700	N/A
Total	34,340	$11.05	34,340	N/A

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Investment Plan.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective June 29, 2007, shareholders may mail written recommendations to MFS Investment Grade Municipal Trust, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder

communications must be in writing and be signed by the shareholder and identify the Registrant. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto: Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.